Retirement benefit obligations - Movements in Net Post-retirement Defined Benefit Scheme Asset (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Disclosure of defined benefit plans [abstract]
Asset at 1 January 2026	£ 2,575
Income statement credit	15
Employer contributions	63
Remeasurement	91
Asset at 30 June 2026	£ 2,744